UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7878

Dreyfus LifeTime Portfolios, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	09/30
Date of reporting period:	12/31/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth & Income Portfolio
December 31, 2008 (Unaudited)

Common Stocks--52.7%	Shares	Value ($)

Consumer Discretionary--7.7%
Apollo Group, Cl. A	3,000 a	229,860
AutoZone	1,375 a	191,771
Buckle	11,400 b	248,748
Choice Hotels International	10,500	315,630
Coach	18,400 a	382,168
DISH Network, Cl. A	26,100 a	289,449
Family Dollar Stores	14,076	366,961
Gannett	15,700 b	125,600
Gap	22,831 b	305,707
Garmin	6,450	123,646
Genuine Parts	11,200	424,032
H & R Block	23,350	530,512
Hasbro	6,200	180,854
International Game Technology	5,887	69,996
Limited Brands	11,476	115,219
McDonald's	6,900	429,111
News, Cl. A	8,700	79,083
NIKE, Cl. B	8,000	408,000
Omnicom Group	6,224	167,550
Polo Ralph Lauren	5,600	254,296
Sherwin-Williams	4,700	280,825
Viacom, Cl. B	3,175 a	60,516
Weight Watchers International	10,400	305,968
		5,885,502
Consumer Staples--6.6%
Altria Group	56,375	849,007
Archer-Daniels-Midland	11,150	321,454
Avon Products	9,884	237,512
BJ's Wholesale Club	3,200 a,b	109,632
Bunge	3,100	160,487
Coca-Cola	9,100	411,957
Coca-Cola Enterprises	12,950	155,789
Colgate-Palmolive	1,242	85,127
Dean Foods	15,982 a	287,197
Estee Lauder, Cl. A	5,376	166,441
Kraft Foods, Cl. A	12,086	324,509
Philip Morris International	10,836	471,474
Procter & Gamble	8,734	539,936
Reynolds American	5,775	232,790
Safeway	9,800	232,946
Sara Lee	8,625	84,439
Wal-Mart Stores	6,957	390,009
		5,060,706
Energy--6.0%
Chevron	10,330	764,110

ConocoPhillips	10,200	528,360
ENSCO International	7,700	218,603
Exxon Mobil	22,954	1,832,418
Halliburton	10,030	182,345
Marathon Oil	4,900	134,064
Murphy Oil	4,800	212,880
Nabors Industries	5,856 a	70,096
National Oilwell Varco	1,950 a	47,658
Occidental Petroleum	4,500	269,955
Ultra Petroleum	5,286 a	182,420
Unit	2,000 a	53,440
Valero Energy	4,250	91,970
		4,588,319
Exchange Traded Funds--.5%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	4,505	406,531
Financial--7.1%
Aflac	14,400	660,096
Assurant	5,414	162,420
Bank of America	6,175	86,944
Boston Properties	2,700	148,500
Charles Schwab	25,443	411,413
Citigroup	26,400	177,144
Fairfax Financial Holdings	1,300	407,433
Federated Investors, Cl. B	12,700	215,392
Goldman Sachs Group	3,127	263,888
HCP	15,800	438,766
Hudson City Bancorp	29,700	474,012
Janus Capital Group	9,823	78,879
JPMorgan Chase & Co.	14,617	460,874
Lazard, Cl. A	5,500	163,570
Moody's	5,800	116,522
State Street	2,925	115,040
Travelers Cos.	5,200	235,040
Unum Group	20,797	386,824
Wells Fargo & Co.	16,450	484,946
		5,487,703
Health Care--7.1%
Abbott Laboratories	6,250	333,562
Allergan	5,374	216,680
Amgen	6,450 a	372,487
Biogen Idec	4,850 a	231,005
Bristol-Myers Squibb	12,350	287,137
CIGNA	3,825	64,451
Forest Laboratories	2,950 a	75,137
Gilead Sciences	8,583 a	438,935
Humana	1,475 a	54,988
Johnson & Johnson	17,781	1,063,837
Laboratory Corp. of America
Holdings	2,778 a	178,931
Medtronic	2,650	83,263
Merck & Co.	18,409	559,634

Pfizer	26,900	476,399
Pharmaceutical Product Development	6,714	194,773
Thermo Fisher Scientific	9,960 a	339,337
UnitedHealth Group	4,700	125,020
WellPoint	2,050 a	86,367
Wyeth	7,900	296,329
		5,478,272
Industrial--5.5%
Acuity Brands	3,725 b	130,040
Boeing	2,622	111,881
CSX	4,150	134,751
Cummins	1,575	42,100
Deere & Co.	4,668	178,878
Emerson Electric	15,350	561,964
FedEx	14,969	960,261
Fluor	4,100	183,967
General Electric	21,736	352,123
Honeywell International	6,650	218,320
Lockheed Martin	1,950	163,956
Raytheon	6,950	354,728
Southwest Airlines	30,000	258,600
Tyco International	2,925	63,180
Union Pacific	3,170	151,526
United Technologies	7,275	389,940
		4,256,215
Information Technology--7.6%
Accenture, Cl. A	8,700	285,273
Akamai Technologies	10,164 a	153,375
Apple	3,770 a	321,769
Cisco Systems	19,379 a	315,878
Corning	10,872	103,610
eBay	9,350 a	130,526
EMC	22,011 a	230,455
Google, Cl. A	1,532 a	471,320
Hewlett-Packard	3,225	117,035
Intel	19,631	287,790
International Business Machines	4,100	345,056
Linear Technology	7,100 b	157,052
Microsoft	61,702	1,199,487
Molex	18,500	268,065
Nokia, ADR	7,150	111,540
Oracle	14,426 a	255,773
QLogic	10,950 a	147,168
QUALCOMM	5,570	199,573
Texas Instruments	29,150	452,408
Visa, Cl. A	810	42,485
Western Union	16,250	233,025
		5,828,663
Materials--1.7%
Allegheny Technologies	3,904	99,669
Dow Chemical	18,200	274,638
E.I. du Pont de Nemours & Co.	8,300	209,990

FMC	3,250	145,373
Monsanto	4,071	286,395
Potash Corp of Saskatchewan	637	46,641
Sigma-Aldrich	5,400	228,096
		1,290,802
Telecommunication Services--1.2%
AT & T	11,400	324,900
Rogers Communications, Cl. B	2,850	85,728
Verizon Communications	11,751	398,359
Windstream	15,125	139,150
		948,137
Utilities--1.7%
Consolidated Edison	3,025	117,763
Constellation Energy Group	1,950	48,926
Edison International	12,950	415,954
PG & E	9,050	350,326
Sempra Energy	8,850	377,276
		1,310,245
Total Common Stocks
(cost $48,556,861)		40,541,095

	Coupon	Maturity	Principal
Bonds and Notes--43.2%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
Boeing,
Sr. Unscd. Notes	5.13	2/15/13	55,000	54,997
United Technologies,
Sr. Unscd. Notes	7.13	11/15/10	40,000	42,615
				97,612
Auto Parts & Equipment--.0%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	25,000	19,400
Banks--4.4%
Bank of America,
Sr. Unscd. Notes	4.88	1/15/13	115,000	113,388
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	55,000	55,426
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	85,000	85,014
Bank One,
Sub. Notes	5.90	11/15/11	75,000	75,289
BB & T,
Sub. Notes	4.75	10/1/12	85,000	80,978
Capital One Financial,
Sr. Unscd. Notes	5.70	9/15/11	40,000	37,323
Citigroup,
Sub. Notes	5.00	9/15/14	95,000	83,660
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	135,000	131,570
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	120,000	121,471
Credit Suisse New York,

Sub. Notes	6.00	2/15/18	55,000	50,594
Deutsche Bank AG London,
Sr. Unscd. Notes	4.88	5/20/13	80,000	78,620
Deutsche Bank Financial,
Notes	5.38	3/2/15	45,000	40,646
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	90,000	82,764
Goldman Sachs Group,
Sr. Unscd. Notes	5.35	1/15/16	170,000	155,470
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	75,000	64,530
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	55,000	54,303
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	225,000	233,915
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	125,000	127,977
JPMorgan Chase & Co.,
Sr. Sub. Notes	5.75	1/2/13	50,000	50,772
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	37,008
KFW,
Gov't Gtd. Notes	3.25	2/15/11	190,000	195,518
KFW,
Gov't Gtd. Notes	3.25	3/15/13	85,000	87,343
KFW,
Gov't Gtd. Notes	4.88	1/17/17	65,000	72,778
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	35,000	39,116
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	55,000	50,585
Marshall & Ilsley,
Sr. Unscd. Notes	5.63	8/17/09	105,000	98,795
Morgan Stanley,
Sr. Unscd. Notes	4.00	1/15/10	170,000	165,103
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	70,000	63,540
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	100,000	96,748
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	40,000	44,128
Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	55,000	62,581
Royal Bank of Scotland Group,
Sr. Sub. Notes	6.38	2/1/11	100,000	100,672
Sanwa Bank,
Sub. Notes	7.40	6/15/11	80,000	77,493
Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	40,495
U.S. Bank,
Sub. Notes	6.38	8/1/11	110,000	114,499
Wachovia,

Sub. Notes	5.63	10/15/16	25,000	22,872
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	55,000	55,206
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	30,000	30,201
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	50,000	52,255
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	25,533
Zions Bancorporation,
Sub. Notes	5.50	11/16/15	65,000	46,029
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	45,000	33,508
				3,335,716
Building & Construction--.1%
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	35,221
CRH America,
Gtd. Notes	6.00	9/30/16	65,000	40,537
				75,758
Chemicals--.2%
Dow Chemical,
Sr. Unscd. Notes	5.70	5/15/18	55,000	48,948
Potash of Saskatchewan,
Sr. Unscd. Notes	7.75	5/31/11	70,000	72,945
Rohm & Haas,
Sr. Unscd. Notes	5.60	3/15/13	15,000	14,497
				136,390
Commercial & Professional Services--.1%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	60,000	53,396
PHH,
Sr. Unscd. Notes	7.13	3/1/13	35,000	19,846
				73,242
Consumer Products--.1%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	40,000	42,687
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	35,000	36,944
				79,631
Diversified Financial Services--2.4%
American Express,
Sr. Unscd. Notes	7.00	3/19/18	70,000	70,899
American General Finance,
Sr. Unscd. Notes, Ser. I	5.40	12/1/15	40,000	14,960
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	55,000	52,990
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	30,000	32,931
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	100,000	104,425
Credit Suisse First Boston USA,

Gtd. Notes	4.13	1/15/10	165,000	163,997
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	125,000	124,345
General Electric Capital,
Sr. Unscd. Notes, Ser. A	4.75	9/15/14	55,000	53,984
General Electric Capital,
Sr. Unscd. Notes	5.25	10/19/12	200,000	201,614
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	60,000	60,544
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	70,000 b	71,879
General Electric Capital,
Sub. Debs.	6.38	11/15/67	55,000 c	34,622
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	55,000	53,857
Household Finance,
Sr. Unscd. Notes	8.00	7/15/10	160,000	162,719
International Lease Finance,
Sr. Unscd. Notes	5.88	5/1/13	120,000	80,182
Janus Capital Group,
Sr. Unscd. Notes	6.25	6/15/12	40,000	32,052
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	80,000	83,030
Merrill Lynch & Co.,
Sr. Unscd. Notes	4.79	8/4/10	165,000	160,478
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	45,000	44,536
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	140,000	131,156
Pemex Finance,
Notes	9.03	2/15/11	81,000	83,093
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	50,000	35,811
				1,854,104
Diversified Metals & Mining--.3%
Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000	29,656
Alcoa,
Sr. Unscd. Notes	5.38	1/15/13	100,000	86,536
Freeport-McMoran C&G,
Sr. Unscd. Notes	8.38	4/1/17	85,000	69,797
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	80,000	58,748
				244,737
Electric Utilities--1.1%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	25,000	23,731
Cleveland Electric Illumination,
Sr. Unscd. Notes	5.70	4/1/17	50,000	40,601
Commonwealth Edison,
First Mortgage Bonds	5.80	3/15/18	25,000	22,634
Consolidated Edison of NY,

Sr. Unscd. Debs., Ser. 02-B	4.88	2/1/13	55,000	54,208
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	20,000	19,589
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	45,000	36,941
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	110,000	111,620
MidAmerican Energy,
Sr. Unscd. Notes	5.30	3/15/18	30,000	29,622
National Grid,
Unsub. Notes	6.30	8/1/16	50,000	43,631
NiSource Finance,
Gtd. Notes	5.25	9/15/17	35,000	21,249
NiSource Finance,
Gtd. Notes	7.88	11/15/10	100,000	91,547
Ohio Edison,
Sr. Unscd. Notes	6.40	7/15/16	55,000	49,448
PPL Electric Utilities,
Sr. Scd. Bonds	6.25	8/15/09	100,000	100,591
Public Service of Colorado,
First Mortgage Bonds, Ser. 12	4.88	3/1/13	50,000	47,477
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	25,000	25,262
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	23,055
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	30,000	29,442
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	55,000	53,333
				823,981
Environmental Control--.1%
Republic Services,
Sr. Unscd. Notes	6.75	8/15/11	80,000	78,745
Food & Beverages--.5%
Anheuser-Busch Cos.,
Sr. Unscd. Bonds	5.00	1/15/15	55,000	49,964
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/12	35,000	38,083
ConAgra Foods,
Sr. Unscd. Notes	6.75	9/15/11	145,000	146,663
Delhaize Group,
Sr. Unscd. Notes	6.50	6/15/17	30,000	27,283
Diageo Capital,
Gtd. Notes	5.75	10/23/17	80,000	77,539
Kraft Foods,
Sr. Unscd. Notes	5.25	10/1/13	50,000	48,820
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	10,000	10,171
				398,523
Foreign/Governmental--2.1%
African Development Bank,
Sub. Notes	6.88	10/15/15	45,000	54,616

Asian Development Bank,
Unsub. Notes	5.50	6/27/16	70,000	83,473
Eksportfinans,
Unscd. Notes	5.50	5/25/16	60,000	65,483
European Investment Bank,
Sr. Unscd. Notes	3.25	2/15/11	85,000	87,451
European Investment Bank,
Sr. Unscd. Notes	4.00	3/3/10	135,000	138,798
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	75,000	85,886
European Investment Bank,
Sr. Unscd. Notes	5.25	6/15/11	105,000	113,251
Inter-American Development Bank,
Sr. Unsub. Notes	4.75	10/19/12	115,000	123,695
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	55,000	61,861
International Bank for
Reconstruction & Development,
Notes	5.00	4/1/16	35,000	39,237
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	45,000	49,567
Province of Ontario Canada,
Unscd. Bonds	4.95	6/1/12	115,000 b	121,733
Quebec Province,
Unscd. Debs.	4.88	5/5/14	45,000 b	46,823
Quebec Province,
Bonds	5.13	11/14/16	30,000	31,890
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	125,000	137,100
Republic of Italy,
Sr. Unscd. Notes	4.38	6/15/13	85,000 b	87,779
Republic of Italy,
Sr. Unscd. Notes	4.50	1/21/15	85,000	87,388
Republic of Italy,
Sr. Unscd. Notes, Ser. DTC	5.63	6/15/12	30,000	32,554
Republic of Poland,
Sr. Unscd. Bonds	5.00	10/19/15	40,000	38,429
Tennessee Valley Authority,
Notes	5.50	7/18/17	60,000	70,601
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	20,000 b	20,100
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	65,000	69,225
				1,646,940
Health Care--.7%
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	85,000	87,928
Astrazeneca,
Sr. Unscd. Notes	5.40	9/15/12	100,000	105,697
Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000	54,162
Cardinal Health,

Sr. Unscd. Bonds	4.00	6/15/15	60,000 b	50,371
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	30,000	15,661
Eli Lilly,
Sr. Unscd. Notes	5.20	3/15/17	50,000	50,860
GlaxoSmithKline Capital,
Gtd. Notes	5.65	5/15/18	45,000	47,351
Medco Health Solutions I,
Sr. Unscd. Notes	7.13	3/15/18	50,000	46,280
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	30,000	27,348
Wyeth,
Sr. Unscd. Notes	5.50	2/1/14	25,000	25,423
				511,081
Hotels & Motels--.0%
Marriott International,
Sr. Unscd. Notes	6.38	6/15/17	50,000	34,918
Manufacturing--.3%
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	80,000	80,977
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	40,000	39,948
Honeywell International,
Sr. Unscd. Notes	5.30	3/1/18	75,000	76,659
				197,584
Media--.6%
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	80,000	80,342
Comcast,
Gtd. Notes	5.50	3/15/11	65,000	63,657
Comcast,
Gtd. Notes	5.88	2/15/18	60,000	56,954
Cox Communications,
Sr. Unscd. Notes	5.45	12/15/14	45,000	39,403
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	50,000	45,751
Time Warner,
Gtd. Notes	5.88	11/15/16	30,000	26,936
Time Warner,
Gtd. Notes	6.75	4/15/11	50,000	48,844
Walt Disney,
Sr. Unscd. Notes	4.70	12/1/12	75,000	77,257
				439,144
Office And Business Equipment--.1%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	115,000	96,446
Oil & Gas--.5%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	70,000	70,062
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000	47,044
Canadian National Resources,

Sr. Unscd. Notes	5.90	2/1/18	70,000	60,580
ConocoPhillips,
Sr. Unscd. Notes	8.75	5/25/10	75,000	79,071
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	65,000	58,760
Sempra Energy,
Sr. Unscd. Notes	7.95	3/1/10	25,000	25,272
Valero Energy,
Sr. Unscd. Notes	6.13	6/15/17	50,000	42,724
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	32,158
				415,671
Paper & Forest Products--.1%
International Paper,
Sr. Unscd. Notes	6.75	9/1/11	100,000	89,883
Pipelines--.2%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	27,987
Enterprise Products Operating,
Gtd. Bonds	6.30	9/15/17	90,000	76,294
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.13	3/15/12	85,000	82,150
				186,431
Property & Casualty Insurance--.5%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	30,000	27,045
Allstate,
Sr. Unscd. Notes	7.20	12/1/09	65,000	65,724
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	90,000	60,420
Liberty Mutual Group,
Gtd. Notes	4.88	2/1/10	90,000 d	93,306
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	55,000	51,587
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	35,000	34,545
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	40,000	35,810
Willis North America,
Gtd. Notes	6.20	3/28/17	15,000	10,407
				378,844
Real Estate Investment Trusts--.3%
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	25,000	20,454
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	60,000 b	42,509
HCP,
Sr. Unscd. Notes	6.00	1/30/17	30,000	14,477
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	50,000	39,473
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	11,919

Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	50,000	44,282
Regency Centers,
Gtd. Notes	5.88	6/15/17	25,000	15,856
Simon Property,
Sr. Unscd. Notes	5.63	8/15/14	85,000	56,755
				245,725
Retail--.4%
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	20,000	21,293
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	30,000	27,702
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	25,000	25,101
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	44,810
Kohl's,
Sr. Unscd. Notes	6.30	3/1/11	20,000	19,387
Lowe's Companies,
Sr. Unscd. Notes	5.60	9/15/12	15,000	15,238
Lowe's Companies,
Sr. Unscd. Notes	6.10	9/15/17	45,000 b	43,849
Macy's Retail Holdings,
Gtd. Notes	6.63	4/1/11	55,000	44,410
Macys Retail Holdings,
Gtd. Notes	5.35	3/15/12	20,000	14,866
Macys Retail Holdings,
Gtd. Notes	5.90	12/1/16	10,000	6,079
Wal-Mart Stores,
Sr. Unscd. Notes	5.80	2/15/18	45,000	49,884
				312,619
Technology--.2%
Hewlett-Packard,
Sr. Unscd. Notes	6.50	7/1/12	50,000 b	53,853
Intuit,
Sr. Unscd. Notes	5.75	3/15/17	35,000	25,921
Oracle,
Sr. Unscd. Notes	4.95	4/15/13	90,000	92,877
				172,651
Telecommunications--1.3%
America Movil,
Gtd. Notes	5.50	3/1/14	80,000	73,952
AT & T,
Gtd. Notes	7.30	11/15/11	100,000 c	103,963
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	63,644
Embarq,
Sr. Unscd. Notes	6.74	6/1/13	70,000	59,204
KPN,
Sr. Unscd. Notes	8.00	10/1/10	15,000	15,144
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	87,000	77,135

New Cingular Wireless,
Sr. Unscd. Notes	7.88	3/1/11	35,000	36,251
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	51,000	42,585
SBC Communications,
Sr. Unscd. Notes	5.10	9/15/14	75,000	73,814
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	19,082
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	100,000	98,683
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	39,989
Verizon Communications,
Sr. Unscd. Notes	5.25	4/15/13	110,000	110,525
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000	24,234
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	85,000	89,150
Vodafone Group,
Sr. Unscd. Notes	5.38	1/30/15	40,000	37,724
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	25,000	23,594
				988,673
Transportation--.3%
CSX,
Sr. Unscd. Notes	5.50	8/1/13	50,000	47,060
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000	50,605
Norfolk Southern,
Sr. Unscd. Notes	8.63	5/15/10	100,000	101,472
Union Pacific,
Sr. Unscd. Notes	6.50	4/15/12	25,000	25,685
				224,822
U.S. Government Agencies--7.7%
Federal Home Loan Banks,
Bonds	3.75	1/8/10	425,000	438,181
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	80,000	86,435
Federal Home Loan Banks,
Bonds, Ser. 432	4.50	9/16/13	260,000	283,640
Federal Home Loan Banks,
Bonds, Ser. 616	4.63	2/18/11	160,000	171,300
Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000	5,414
Federal Home Loan Banks,
Bonds	4.88	5/14/10	195,000	205,718
Federal Home Loan Banks,
Bonds	4.88	11/18/11	120,000	131,129
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000	89,735
Federal Home Loan Banks,
Bonds	5.00	11/17/17	65,000	74,658

Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	60,000	68,342
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	40,000	45,807
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	80,000	89,777
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	195,000 e	202,784
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	90,000 e	98,017
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	210,000 e	231,893
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	100,000 e	115,151
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	170,000 e	187,932
Federal Home Loan Mortgage Corp.,
Notes	5.25	7/18/11	145,000 e	159,114
Federal Home Loan Mortgage Corp.,
Notes	5.50	7/18/16	100,000 e	116,882
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	100,000 e	109,046
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	50,000 e	55,926
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	65,000 e	68,667
Federal Home Loan Mortgage Corp.,
Notes	6.63	9/15/09	20,000 e	20,832
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	140,000 e	152,743
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	530,000 e	567,469
Federal National Mortgage
Association, Notes	3.88	7/12/13	120,000 e	127,476
Federal National Mortgage
Association, Sr. Unscd. Notes	4.38	9/15/12	195,000 e	210,146
Federal National Mortgage
Association, Bonds	4.38	3/15/13	60,000 e	64,503
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000 e	21,975
Federal National Mortgage
Association, Notes	4.63	10/15/13	135,000 e	148,761
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000 e	62,503
Federal National Mortgage
Association, Notes	5.00	5/11/17	80,000 e	91,376
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	60,000 e	63,476
Federal National Mortgage
Association, Notes	5.25	9/15/16	80,000 e	92,179
Federal National Mortgage
Association, Bonds	6.00	5/15/11	220,000 e	243,298

Federal National Mortgage
Association, Notes	6.63	11/15/10	290,000 e	319,568
Federal National Mortgage
Association, Notes	7.13	6/15/10	380,000 e	412,277
Federal National Mortgage
Association, Notes	7.25	1/15/10	205,000 e	218,947
				5,853,077
U.S. Government Securities--18.5%
U.S. Treasury Bonds	7.25	5/15/16	105,000 b	140,626
U.S. Treasury Bonds	7.50	11/15/16	135,000 b	184,359
U.S. Treasury Bonds	8.75	5/15/17	95,000	139,828
U.S. Treasury Bonds	11.25	2/15/15	65,000	98,744
U.S. Treasury Notes	2.13	4/30/10	1,900,000 b	1,946,016
U.S. Treasury Notes	2.38	8/31/10	35,000	36,073
U.S. Treasury Notes	2.50	3/31/13	445,000 b	471,665
U.S. Treasury Notes	2.75	10/31/13	275,000 b	292,445
U.S. Treasury Notes	3.13	4/30/13	440,000 b	476,403
U.S. Treasury Notes	3.13	9/30/13	320,000 b	345,375
U.S. Treasury Notes	3.50	11/15/09	610,000 b	626,585
U.S. Treasury Notes	3.50	2/15/18	150,000	166,078
U.S. Treasury Notes	3.63	5/15/13	195,000	214,317
U.S. Treasury Notes	3.75	11/15/18	120,000	135,881
U.S. Treasury Notes	3.88	5/15/10	445,000 b	466,676
U.S. Treasury Notes	3.88	10/31/12	525,000 b	581,233
U.S. Treasury Notes	3.88	2/15/13	190,000	211,731
U.S. Treasury Notes	3.88	5/15/18	260,000 b	296,563
U.S. Treasury Notes	4.00	11/15/12	235,000 b	260,942
U.S. Treasury Notes	4.00	2/15/14	305,000 b	345,794
U.S. Treasury Notes	4.00	2/15/15	200,000	227,938
U.S. Treasury Notes	4.13	5/15/15	180,000	206,494
U.S. Treasury Notes	4.25	9/30/12	235,000	262,466
U.S. Treasury Notes	4.25	8/15/13	220,000 b	250,199
U.S. Treasury Notes	4.25	11/15/13	240,000 b	273,975
U.S. Treasury Notes	4.25	8/15/14	190,000 b	218,441
U.S. Treasury Notes	4.25	11/15/14	165,000 b	190,949
U.S. Treasury Notes	4.25	8/15/15	205,000 b	238,120
U.S. Treasury Notes	4.25	11/15/17	120,000 b	139,828
U.S. Treasury Notes	4.38	8/15/12	220,000 b	246,641
U.S. Treasury Notes	4.50	11/15/10	275,000 b	295,346
U.S. Treasury Notes	4.50	11/30/11	155,000 b	170,779
U.S. Treasury Notes	4.50	11/15/15	405,000 b	480,432
U.S. Treasury Notes	4.50	2/15/16	120,000 b	141,300
U.S. Treasury Notes	4.50	5/15/17	85,000 b	99,769
U.S. Treasury Notes	4.63	8/31/11	260,000	285,858
U.S. Treasury Notes	4.63	10/31/11	150,000 b	165,633
U.S. Treasury Notes	4.63	11/15/16	185,000 b	218,474
U.S. Treasury Notes	4.63	2/15/17	160,000	189,275
U.S. Treasury Notes	4.75	8/15/17	585,000 b	699,624
U.S. Treasury Notes	4.88	4/30/11	544,000 b	596,573
U.S. Treasury Notes	4.88	7/31/11	180,000 b	198,717
U.S. Treasury Notes	4.88	2/15/12	240,000 b	268,631
U.S. Treasury Notes	4.88	8/15/16	160,000 b	191,238

U.S. Treasury Notes	5.00	8/15/11	270,000 b	300,691
U.S. Treasury Notes	5.13	5/15/16	145,000 b	175,620
				14,170,345
Total Bonds and Notes
(cost $33,299,099)				33,182,693

			Principal
Short-Term Investments--2.0%			Amount ($)	Value ($)

U.S. Treasury Bills:
0.01%, 3/26/09			300,000 [f]	299,973
0.43%, 1/29/09			1,200,000 [f]	1,199,982
Total Short-Term Investments
(cost $1,499,592)				1,499,955

Other Investment--5.7%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,376,000)			4,376,000 [g]	4,376,000

Investment of Cash Collateral for
Securities Loaned--17.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,607,288)			13,607,288 [g]	13,607,288

Total Investments (cost $101,338,840)			121.3%	93,207,031
Liabilities, Less Cash and Receivables			(21.3%)	(16,382,064)
Net Assets			100.0%	76,824,967

ADR - American Depository Receipts

a	Non-income producing security.

b	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the portfolio's securities on loan is $13,241,052 and the total market value of the collateral held by the portfolio is $13,607,288.

c	Variable rate security--interest rate subject to periodic change.

d	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, this security amounted to $93,306 or 0.1% of net assets.

e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

f	All or partially held by a broker as collateral for open financial futures positions.

g	Investment in affiliated money market mutual fund.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $101,338,840.

Net unrealized depreciation on investments was $8,131,809 of which $3,972,438 related to appreciated investment securities and $12,104,247 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
December 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2008 ($)

Financial Futures Long
CAC 40	3	134,654	March 2009	(4,364)
DJ Euro Stoxx 50	29	987,629	March 2009	(23,488)
FTSE 100	10	631,173	March 2009	1,315
Hang Seng	1	92,791	March 2009	(177)
Russell 2000	115	5,725,850	March 2009	374,613
SPI ASX 200 Index	3	195,878	March 2009	13,850
Topix	6	570,546	March 2009	17,771
				379,520

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	58,524,383	379,520

Level 2 - Other Significant Observable Inputs	34,682,648	0

Level 3 - Significant Unobservable Inputs	0	0

Total	93,207,031	379,520

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth Portfolio
December 31, 2008 (Unaudited)

Common Stocks--104.8%	Shares	Value ($)

Consumer Discretionary--15.9%
Apollo Group, Cl. A	450 a	34,479
AutoZone	275 a	38,354
Buckle	2,200	48,004
Choice Hotels International	1,550	46,593
Coach	2,750 a	57,117
DISH Network, Cl. A	5,000 a	55,450
Gannett	2,600	20,800
Gap	2,650	35,484
Garmin	1,100	21,087
Genuine Parts	1,850	70,041
H & R Block	3,900	88,608
Hasbro	1,625	47,401
McDonald's	1,725	107,278
NIKE, Cl. B	1,200	61,200
Polo Ralph Lauren	1,000	45,410
Sherwin-Williams	700	41,825
Viacom, Cl. B	775 a	14,772
Weight Watchers International	2,000	58,840
		892,743
Consumer Staples--12.6%
Altria Group	4,600	69,276
Archer-Daniels-Midland	1,800	51,894
Avon Products	1,050	25,231
BJ's Wholesale Club	500 a	17,130
Bunge	450	23,296
Coca-Cola	1,350	61,114
Coca-Cola Enterprises	2,750	33,082
Kimberly-Clark	1,800	94,932
Philip Morris International	1,575	68,528
Procter & Gamble	1,450	89,639
Reynolds American	1,225	49,380
Safeway	1,650	39,221
Sara Lee	2,200	21,538
Wal-Mart Stores	1,150	64,469
		708,730
Energy--11.9%
Chevron	1,725	127,598
ConocoPhillips	1,775	91,945
ENSCO International	1,150	32,648
Exxon Mobil	3,475	277,409
Murphy Oil	700	31,045
Occidental Petroleum	975	58,490
Unit	900 a	24,048
Valero Energy	1,100	23,804
		666,987

Financial--13.1%
Aflac	2,500	114,600
Bank of America	1,575	22,176
Boston Properties	450	24,750
Citigroup	3,950	26,504
Fairfax Financial Holdings	200	62,682
Federated Investors, Cl. B	2,200	37,312
Goldman Sachs Group	500	42,195
HCP	2,300	63,871
Hudson City Bancorp	5,000	79,800
JPMorgan Chase & Co.	2,150	67,790
Lazard, Cl. A	950	28,253
Moody's	950	19,086
State Street	750	29,498
Travelers Cos.	800	36,160
Wells Fargo & Co.	2,700	79,596
		734,273
Health Care--14.3%
Abbott Laboratories	1,000	53,370
Amgen	1,700 a	98,175
Biogen Idec	800 a	38,104
Bristol-Myers Squibb	2,050	47,662
CIGNA	975	16,429
Forest Laboratories	775 a	19,739
Humana	350 a	13,048
Johnson & Johnson	2,900	173,507
Medtronic	700	21,994
Merck & Co.	3,050	92,720
Pfizer	6,950	123,085
UnitedHealth Group	1,200	31,920
WellPoint	500 a	21,065
Wyeth	1,400	52,514
		803,332
Industrial--9.9%
Boeing	750	32,002
Caterpillar	700	31,269
CSX	775	25,164
Emerson Electric	2,550	93,356
FedEx	1,250	80,188
Fluor	650	29,166
General Dynamics	650	37,434
General Electric	3,075	49,815
Honeywell International	1,100	36,113
Lockheed Martin	475	39,938
Southwest Airlines	4,550	39,221
United Technologies	1,225	65,660
		559,326
Information Technology--16.7%
Accenture, Cl. A	2,200	72,138
Apple	625 a	53,344
Cisco Systems	2,525 a	41,157
eBay	1,550 a	21,638

EMC	2,900 a	30,363
Google, Cl. A	150 a	46,148
Hewlett-Packard	775	28,125
Intel	3,250	47,645
International Business Machines	1,075	90,472
Linear Technology	1,150	25,438
Microsoft	10,525	204,606
Molex	2,750	39,848
Nokia, ADR	1,775	27,690
Oracle	2,100 a	37,233
QLogic	2,775 a	37,296
QUALCOMM	700	25,081
Texas Instruments	4,875	75,660
Western Union	2,650	38,001
		941,883
Materials--3.2%
Dow Chemical	2,750	41,497
E.I. du Pont de Nemours & Co.	1,250	31,625
FMC	500	22,365
Monsanto	700	49,245
Sigma-Aldrich	800	33,792
		178,524
Telecommunication Services--3.2%
AT & T	2,975	84,787
Rogers Communications, Cl. B	725	21,808
Verizon Communications	1,050	35,595
Windstream	3,875	35,650
		177,840
Utilities--4.0%
Edison International	2,200	70,664
Nicor	1,100	38,214
PG & E	1,700	65,807
Sempra Energy	1,225	52,222
		226,907
Total Common Stocks
(cost $6,964,825)		5,890,545

	Principal
Short-Term Investments--17.8%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.43%, 1/29/09
(cost $999,666)	1,000,000 [b]	999,985

Other Investment--14.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $784,000)	784,000 [c]	784,000

Total Investments (cost $8,748,491)	136.6%	7,674,530
Liabilities, Less Cash and Receivables	(36.6%)	(2,055,488)
Net Assets	100.0%	5,619,042

ADR - American Depository Receipts

a	Non-income producing security.

b	All or partially held by a broker as collateral for open financial futures positions.

c	Investment in affiliated money market mutual fund.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,748,491.

Net unrealized depreciation on investments was $1,073,961 of which $450,881 related to appreciated investment securities and $1,524,842 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
December 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2008 ($)

Financial Futures Long
CAC 40	2	89,769	March 2009	(2,909)
DJ Euro Stoxx 50	20	681,123	March 2009	(16,199)
FTSE 100	8	504,939	March 2009	1,052
Russell 2000	30	1,493,700	March 2009	97,725
SPI ASX 200 Index	2	130,585	March 2009	9,234
Topix	7	665,637	March 2009	20,733
				109,636

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)		Other Financial Instruments* ($)

Level 1 - Quoted Prices		6,674,545	109,636

Level 2 - Other Significant Observable Inputs		999,985	0

Level 3 - Significant Unobservable Inputs		0	0

Total		7,674,530	109,636

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Income Portfolio
December 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--79.9%	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment Trusts--3.3%
Brookfield Asset Management,
Sr. Unscd. Notes	7.13	6/15/12	100,000	101,826
U.S. Government Securities--76.6%
U.S. Treasury Bonds	7.25	5/15/16	130,000	174,109
U.S. Treasury Bonds	8.75	5/15/17	135,000	198,703
U.S. Treasury Notes	1.25	11/30/10	150,000	151,658
U.S. Treasury Notes	2.00	11/30/13	45,000	46,181
U.S. Treasury Notes	3.25	12/31/09	80,000	82,309
U.S. Treasury Notes	3.50	2/15/18	40,000	44,287
U.S. Treasury Notes	3.63	1/15/10	50,000	51,764
U.S. Treasury Notes	3.88	2/15/13	215,000	239,591
U.S. Treasury Notes	3.88	5/15/18	35,000	39,922
U.S. Treasury Notes	4.00	3/15/10	225,000	235,231
U.S. Treasury Notes	4.25	8/15/13	210,000	238,826
U.S. Treasury Notes	4.25	11/15/13	65,000	74,202
U.S. Treasury Notes	4.25	8/15/14	20,000	22,994
U.S. Treasury Notes	4.25	8/15/15	25,000	29,039
U.S. Treasury Notes	4.25	11/15/17	125,000	145,654
U.S. Treasury Notes	4.50	2/15/16	15,000	17,663
U.S. Treasury Notes	4.63	2/29/12	70,000	77,755
U.S. Treasury Notes	4.63	11/15/16	30,000	35,428
U.S. Treasury Notes	4.75	3/31/11	280,000	305,003
U.S. Treasury Notes	5.00	2/15/11	165,000	180,430
				2,390,749
Total Bonds and Notes
(cost $2,360,603)				2,492,575
			Principal
Short-Term Investments--12.8%			Amount ($)	Value ($)

U.S. Treasury Bills;
0.43%, 1/29/09
(cost $399,866)			400,000 [a]	399,994

Other Investment--10.9%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $340,000)			340,000 [b]	340,000

Total Investments (cost $3,100,469)			103.6%	3,232,569
Liabilities, Less Cash and Receivables			(3.6%)	(111,454)
Net Assets			100.0%	3,121,115

a	All or partially held by a broker as collateral for open financial futures positions.

b	Investment in affiliated money market mutual fund.

STATEMENT OF FINANCIAL FUTURES
December 31, 2008 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 12/31/2008 ($)

Financial Futures Long
Standard & Poor's 500	4	900,100	March 2009	11,180

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,100,469.

Net unrealized apppreciation on investments was $132,100 of which $142,084 related to appreciated investment securities and $9,984 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	340,000	11,180

Level 2 - Other Significant Observable Inputs	2,892,569	0

Level 3 - Significant Unobservable Inputs	0	0

Total	3,232,569	11,180

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus LifeTime Portfolios, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)